UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4627

Name of Registrant:	Vanguard Convertible Securities Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1:	Schedule of Investments

Vanguard Convertible Securities Fund
Schedule of Investments
February 28, 2005
	Face Amount ($000)	Market Value ($000)

CONVERTIBLE BONDS (81.1%)

Auto & Transportation (5.5%)
American Airlines, Inc.
4.250%, 9/23/2008	$ 17,010	$ 12,460
Continental Airlines, Inc.
4.500%, 2/1/2007	13,035	10,428
Lear Corp.
0.000%, 2/20/2007	20,150	9,596
Navistar Financial Corp.
4.750%, 4/1/2009	13,635	13,942

		46,426

Consumer Discretionary (13.2%)
Carnival Corp.
1.132%, 4/29/2033	14,465	12,006
Echostar Communications Corp.
5.750%, 5/15/2008	2,795	2,844
Fairmont Hotels
3.750%, 1/20/2009	1,055	1,137
(1)3.750%, 12/1/2023	10,590	11,411
Liberty Media Corp.
0.750%, 3/30/2008	795	864
Lions Gate
(1)2.937%, 10/15/2011	9,355	10,583
NCO Group, Inc.
4.750%, 4/15/2006	407	403
Scientific Games
(1)0.750%, 12/1/2024	17,915	18,878
Shuffle Master, Inc.
(1)1.250%, 4/15/2009	7,300	9,280
The Walt Disney Co.
2.125%, 4/15/2008	26,265	28,695
Waste Connections, Inc.
3.242%, 5/1/2022	4,785	5,462
XM Satellite
(1)1.750%, 12/1/2009	10,565	10,142

		111,705

Financial Services (2.8%)
HCC Insurance Holdings, Inc.
1.300%, 4/1/2009	13,780	15,813
Meristar Hospitality Corp. REIT
9.500%, 4/1/2010	6,420	8,145

		23,958

Health Care (23.7%)
Amylin Pharm. Inc.
2.250%, 6/30/2008	11,665	11,461
CV Therapuetics
2.000%, 5/16/2023	13,130	11,177
Community Health Systems, Inc.
4.250%, 10/15/2008	13,926	14,640
Genzyme Corp.
1.250%, 12/1/2008	16,830	17,040
Invitrogen Inc.
2.250%, 12/15/2006	10,500	10,513
MGI Pharma Inc.
(1)1.682%, 3/2/2011	18,840	13,588
1.682%, 3/2/2011	3,115	2,247
Medarex Inc.
(1)2.250%, 5/15/2011	12,855	12,212
Protein Design Laboratories, Inc.
2.750%, 8/16/2010	7,740	7,701
(1)2.000%, 2/15/2012	12,020	10,998
Resmed Inc.
4.000%, 6/20/2006	5,745	6,305
Sepracor Inc.
(1)0.000%, 10/15/2009	13,830	15,213
Teva Pharmaceutical Financial LLC
0.250%, 2/1/2010	15,730	15,730
0.500%, 2/1/2024	11,450	11,336
Universal Health Services, Inc.
0.426%, 6/23/2020	18,595	10,785
Valeant Pharmaceuticals International
(1)3.000%, 8/16/2010	14,125	14,266
3.000%, 8/16/2010	425	429
(1)4.000%, 11/15/2013	8,920	9,176
Vishay Intertechnology
3.625%, 8/1/2023	5,580	5,636

		200,453

Other Energy (8.4%)
Cooper Cameron Corp.
1.500%, 5/15/2009	11,945	12,751
Hanover Compressor Co.
4.750%, 1/15/2014	10,310	12,153
McMoRan Exploration Co.
(1)5.250%, 10/6/2011	9,930	14,721
Schlumberger Ltd.
1.500%, 6/1/2008	27,035	31,056

		70,681

Materials & Processing (3.6%)
Fluor Corp.
1.500%, 2/15/2009	12,250	14,884
Sealed Air Corp.
(1)3.000%, 6/30/2033	15,850	15,949

		30,833

Producer Durables (3.4%)
American Tower Corp.
3.000%, 8/15/2012	9,410	10,351
(1)3.000%, 8/15/2012	17,130	18,843

		29,194

Technology (19.1%)
ASM International
(1)4.250%, 12/6/2011	5,150	5,568
Amdocs Ltd.
0.500%, 3/15/2024	8,775	8,435
CIBER Inc.
(1)2.875%, 12/15/2008	3,665	3,404
2.875%, 12/15/2023	1,000	929
Cadence Design
0.000%, 8/15/2023	14,150	14,415
Cypress Semiconductor Corp.
1.250%, 6/15/2008	7,330	8,321
Fisher Scientific International Inc.
3.250%, 3/1/2011	25,485	27,237
Flextronics International Ltd.
1.000%, 8/1/2010	16,805	18,107
International Rectifier Corp.
4.250%, 7/15/2007	6,690	6,648
Mercury Computer Systems, Inc.
(1)2.000%, 5/1/2009	6,330	7,351
2.000%, 5/1/2009	2,420	2,810
Mercury Interactive Corp.
0.000%, 5/1/2008	17,320	17,970
Open Solutions
(1)1.467%, 2/2/2035	12,455	6,679
Photronics, Inc.
4.750%, 12/15/2006	1,386	1,403
Serena Software, Inc.
(1)1.500%, 12/15/2023	2,130	2,511
1.500%, 12/15/2008	10,440	12,306
Sybase Inc.
(1)1.750%, 2/22/2010	4,740	4,764
Veeco Instruments, Inc.
4.125%, 12/21/2008	13,773	13,291

		162,149

Utilities (1.4%)
CMS Energy Corp.
2.875%, 12/1/2024	6,405	6,845
NII Holdings Inc.
(1)2.875%, 2/1/2011	3,780	4,730
		11,575

TOTAL CONVERTIBLE BONDS
(Cost $676,870)		686,974

	Shares

CONVERTIBLE PREFERRED STOCKS (13.4%)

Financial Services (2.3%)
Fannie Mae
5.375% Cvt. Pfd.	850	8,678
Travelers Property Casualty Corp.
4.500% Cvt. Pfd.	483,825	11,128

		19,806

Other Energy (4.0%)
Chesapeake Energy Corp.
4.125% Cvt. Pfd.	2,200	3,071
(1)4.125% Cvt. Pfd.	15,200	21,221
5.000% Cvt. Pfd.	27,500	3,960
Hanover Compressor Capital Trust
7.250% Cvt. Pfd.	112,900	5,701

		33,953

Materials and Processing (5.2%)
Celanese Corp-Series A
4.250% Cvt. Pfd.	406,500	10,620
Freeport-McMoRan Copper & Gold, Inc.
5.500% Cvt. Pfd.	1,000	1,026
(1)5.500% Cvt. Pfd.	23,000	23,604
Huntsman Corp.
5.000% Cvt. Pfd.	43,400	2,552
Titanium Metals Corp.
6.750% Cvt. Pfd.	88,700	5,740

		43,542

Technology (1.2%)
Lucent Technologies Capital Trust I
7.750% Cvt. Pfd.	9,900	10,579

Utilities (0.7%)
Nextel Communications Inc.
0.000% Cvt. Pfd.	9,360	5,605

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $102,472)		113,485

TEMPORARY CASH INVESTMENTS (26.2%)

Vanguard Market Liquidity Fund, 2.54%*	221,344,286	221,344

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $221,344)		221,344

TOTAL INVESTMENTS (120.7%)
(Cost $1,000,686)		1,021,803

OTHER ASSETS AND LIABILITIES-NET (-20.7%)		(175,022)

NET ASSETS (100%)		$846,781

*Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate value of these securities was $265,092,000, representing 31.3% of net assets.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2005, the cost of investment securities for tax purposes was $1,000,686,000. Net unrealized appreciation of investment securities for tax purposes was $21,117,000, consisting of unrealized gains of $39,895,000 on securities that had risen in value since their purchase and $18,778,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CONVERTIBLE SECURITIES FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CONVERTIBLE SECURITIES FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

VANGUARD CONVERTIBLE SECURITIES FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 15, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.